CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance for doubtful accounts	$ 8,082	$ 7,791
Common stock, par value	$ 0.10	$ 0.10
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	150,733,022	141,656,426
Common stock, shares outstanding	150,733,022	141,656,426